Segment information - Segment revenues to segment reported EBITDA - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	€ 41,381	€ 40,859	€ 40,708
External purchases	(18,563)	(18,381)	(18,186)
Other operating income	760	701	739
Other operating expense	(505)	(724)	(546)
Labor expenses	(9,074)	(8,574)	(8,866)
Operating taxes and levies	(1,840)	(1,846)	(1,808)
Gains (losses) on disposal of investments and activities	17	(5)	59
Restructuring and integration costs	(199)	(167)	(499)
Restructuring and integration costs	(199)	(167)	(499)
Reported EBITDA	11,977	11,863	11,601
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(3)	(2)
External purchases	3	2
Other operating income	(20)	(7)
Other operating expense	21	8
Adjusted EBITDA	1	1
Reported EBITDA	1	1
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Revenue	41,381	40,859	40,708
External purchases	(18,563)	(18,381)	(18,186)
Other operating income	760	687	732
Other operating expense	(496)	(434)	(457)
Labor expenses	(8,268)	(8,200)	(8,340)
Operating taxes and levies	(1,809)	(1,851)	(1,893)
Adjusted EBITDA	13,005	12,680	12,564
Significant litigations	(33)	(271)	10
Specific labor expenses	(812)	(374)	(525)
Investments and businesses portfolio review	17	(5)	59
Restructuring and integration costs	(200)	(167)	(499)
Other special items			(8)
Reported EBITDA	11,977	11,863	11,601
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	41,384	40,861	40,708
External purchases	(18,479)	(18,320)	(18,170)
Other operating income	736	616	712
Other operating expense	(484)	(428)	(455)
Labor expenses	(8,198)	(8,138)	(8,326)
Operating taxes and levies	(1,808)	(1,850)	(1,893)
Adjusted EBITDA	13,151	12,741	12,576
Significant litigations	(33)	(271)	10
Specific labor expenses	(811)	(374)	(525)
Investments and businesses portfolio review	17	(5)	59
Restructuring and integration costs	(200)	(167)	(499)
Other special items			(8)
Reported EBITDA	12,124	11,924	11,613
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	18,211	18,046	17,896
External purchases	(7,167)	(7,123)	(7,023)
Other operating income	1,377	1,460	1,501
Other operating expense	(535)	(553)	(525)
Labor expenses	(3,833)	(3,987)	(4,149)
Operating taxes and levies	(977)	(965)	(971)
Adjusted EBITDA	7,076	6,878	6,729
Significant litigations		(115)
Specific labor expenses	(614)	(307)	(435)
Restructuring and integration costs	(114)	(12)	(166)
Reported EBITDA	6,348	6,444	6,128
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,349	5,231	4,909
External purchases	(3,204)	(3,157)	(3,049)
Other operating income	190	110	127
Other operating expense	(211)	(202)	(203)
Labor expenses	(263)	(255)	(249)
Operating taxes and levies	(161)	(160)	(184)
Adjusted EBITDA	1,700	1,567	1,351
Significant litigations	(31)
Restructuring and integration costs	(9)	(4)	(127)
Reported EBITDA	1,660	1,563	1,224
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,687	5,578	5,482
External purchases	(3,412)	(3,368)	(3,200)
Other operating income	175	173	145
Other operating expense	(168)	(149)	(119)
Labor expenses	(681)	(690)	(653)
Operating taxes and levies	(93)	(88)	(97)
Adjusted EBITDA	1,508	1,456	1,558
Specific labor expenses		1
Investments and businesses portfolio review		(1)
Restructuring and integration costs	(6)	(39)	(15)
Reported EBITDA	1,502	1,417	1,543
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,190	5,030	5,245
External purchases	(2,521)	(2,444)	(2,575)
Other operating income	88	79	124
Other operating expense	(231)	(209)	(270)
Labor expenses	(468)	(426)	(460)
Operating taxes and levies	(391)	(418)	(406)
Adjusted EBITDA	1,667	1,612	1,658
Investments and businesses portfolio review			16
Restructuring and integration costs	(12)	(21)	(36)
Reported EBITDA	1,655	1,591	1,638
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,292	7,251	7,346
External purchases	(3,696)	(3,735)	(3,748)
Other operating income	148	169	173
Other operating expense	(661)	(652)	(687)
Labor expenses	(1,718)	(1,588)	(1,608)
Operating taxes and levies	(120)	(139)	(140)
Adjusted EBITDA	1,245	1,306	1,336
Specific labor expenses	(68)	(15)	(17)
Investments and businesses portfolio review			47
Restructuring and integration costs	(24)	(33)	(74)
Reported EBITDA	1,153	1,258	1,292
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,534	1,651	1,812
External purchases	(2,469)	(2,771)	(2,943)
Other operating income	2,226	2,366	2,444
Other operating expense	(35)	(52)	(67)
Labor expenses	(1,235)	(1,192)	(1,207)
Operating taxes and levies	(66)	(80)	(95)
Adjusted EBITDA	(45)	(78)	(56)
Significant litigations	(2)	(156)	10
Specific labor expenses	(129)	(53)	(73)
Investments and businesses portfolio review	17	(4)	(4)
Restructuring and integration costs	(35)	(58)	(81)
Other special items			(8)
Reported EBITDA	(194)	(349)	(212)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,879)	(1,926)	(1,982)
External purchases	3,990	4,278	4,368
Other operating income	(3,468)	(3,741)	(3,802)
Other operating expense	1,357	1,389	1,416
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(87)	(63)	(16)
Other operating income	44	78	20
Other operating expense	(33)	(14)	(2)
Labor expenses	(70)	(62)	(14)
Operating taxes and levies	(1)	(1)
Adjusted EBITDA	(147)	(62)	(12)
Specific labor expenses	(1)
Reported EBITDA	(148)	(62)	(12)
Presentation adjustments [member]
Disclosure of operating segments [line items]
Other operating income		14	7
Other operating expense	(9)	(290)	(89)
Labor expenses	(806)	(374)	(526)
Operating taxes and levies	(31)	5	85
Gains (losses) on disposal of investments and activities	17	(5)	59
Restructuring and integration costs	(199)	(167)	(499)
Adjusted EBITDA	(1,028)	(817)	(963)
Significant litigations	33	271	(10)
Specific labor expenses	812	374	525
Investments and businesses portfolio review	(17)	5	(59)
Restructuring and integration costs	€ 200	€ 167	499
Other special items			€ 8